Earnings per share (Tables)	6 Months Ended
Jun. 30, 2023
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Earnings per share

	For the six-month period ended June 30,
	2022	2023
Net income (loss) attributable to shareholders of Cellectis ($ in thousands)	(50,858)	(40,715)
Net income (loss) attributable to shareholders of Cellectis ($ in thousands) from discontinued operations	(3,531)	(4,984)
Adjusted weighted average number of outstanding shares, used to calculate both basic and diluted net result per share	45,497,127	53,541,010
Basic / Diluted net income (loss) per share attributable to shareholders of Cellectis
Basic net income (loss) attributable to shareholders of Cellectis per share ($ /share)	(1.12)	(0.76)
Basic earnings from discontinued operations per share ($ /share)	(0.08)	(0.09)
Diluted net income (loss) attributable to shareholders of Cellectis per share ($ /share)	(1.12)	(0.76)
Diluted earnings from discontinued operations per share ( $ /share)	(0.08)	(0.09)